Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Personnel expense
Average number employees, women	123	120	117
Average number employees, men	125	121	126
Total average number of employees	248	241	243